Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Real Estate Investment Trusts—99.2%
Data Centers—13.1%
CyrusOne, Inc.	31,287	$2,191
Equinix, Inc.	8,617	6,550
		8,741

Diversified—2.4%
VEREIT, Inc.	249,000	1,619
Health Care—10.2%
Healthcare Trust of America, Inc. Class A	75,700	1,968
Healthpeak Properties, Inc.	99,250	2,695
Welltower, Inc.	38,590	2,126
		6,789

Industrial/Office—26.0%
Industrial—15.6%
Americold Realty Trust	3,967	142
Duke Realty Corp.	87,446	3,227
Prologis, Inc.	58,352	5,871
Rexford Industrial Realty, Inc.	24,600	1,126
		10,366

Office—10.4%
Alexandria Real Estate Equities, Inc.	11,993	1,919
Boston Properties, Inc.	22,290	1,790
Cousins Properties, Inc.	72,512	2,073
Douglas Emmett, Inc.	46,740	1,173
		6,955

Total Industrial/Office		17,321

Lodging/Resorts—2.8%
Host Hotels & Resorts, Inc.	56,864	613
RLJ Lodging Trust	69,235	600
Ryman Hospitality Properties, Inc.	17,447	642
		1,855

Residential—22.1%
Apartments—12.6%
Apartment Investment and Management Co. Class A	43,915	1,481
AvalonBay Communities, Inc.	18,979	2,834
Equity Residential	46,020	2,362
Mid-America Apartment Communities, Inc.	14,600	1,693
		8,370

Manufactured Homes—4.4%
Sun Communities, Inc.	20,751	2,918
Single Family Homes—5.1%
American Homes 4 Rent Class A	80,900	2,304
Invitation Homes, Inc.	39,950	1,118
		3,422

Total Residential		14,710

	Shares	Value

Retail—12.4%
Free Standing—5.1%
Spirit Realty Capital, Inc.	44,404	$1,498
STORE Capital Corp.	69,370	1,903
		3,401

Regional Malls—2.3%
Simon Property Group, Inc.	23,651	1,530
Shopping Centers—5.0%
Brixmor Property Group, Inc.	113,092	1,322
Regency Centers Corp.	35,250	1,340
Weingarten Realty Investors	38,050	646
		3,308

Total Retail		8,239

Self Storage—6.3%
CubeSmart	63,700	2,058
Extra Space Storage, Inc.	20,266	2,168
		4,226

Specialty—3.9%
Crown Castle International Corp.	10,350	1,723
VICI Properties, Inc.	38,237	894
		2,617

Total Common Stocks (Identified Cost $56,000)		66,117

Total Long-Term Investments—99.2% (Identified Cost $56,000)		66,117

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(1)	17,305	17
Total Short-Term Investment (Identified Cost $17)		17

TOTAL INVESTMENTS—99.2% (Identified Cost $56,017)		$66,134
Other assets and liabilities, net—0.8%		538
NET ASSETS—100.0%		$66,672

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$66,117	$66,117
Money Market Mutual Fund	17	17
Total Investments	$66,134	$66,134
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS REAL ESTATE SECURITIES SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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